Accounts And Other Payables And Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Accounts and other payables and contract liabilities [Line Items]
Summary of Accounts And Other Payables And Contract Liabilities

	December 31, 2024	December 31, 2025
	RMB’000	RMB’000
Employee benefits payables	3,471,014	3,322,074
Contract liabilities from retail credit and enablement service	827,975	602,765
Tax payable	359,869	494,042
Payable to cooperation banks (a)	831,719	537,978
Other deposits payable	262,280	387,371
Payable to external suppliers (b)	48,074	125,057
Trust management fee payable (b)	52,352	14,606
Payable for purchased assets	1,319,032	1,219,032
Others (c)	320,235	854,137

	7,492,550	7,557,062

(a)	Payable to cooperative banks is related to deposit received from bank customers.

(b)	As of December 31, 2024 and 2025, the aging of payable to external suppliers and trust management fee payable was within 1 year.

(c)	Others mainly comprise advances from customers and clearing and settlement receivables.